Reconciliation of Financial Statements to Form 5500 - Reconciliation of Increase in Net Assets (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets available for benefits per financial statements	$ 202,890,921
Current year deemed defaulted loans	(855,063)
Interest on deemed defaulted loans	(210,374)
Prior year deemed defaulted loans - paid through termination	799,392
Increase in net assets available for benefits per the Form 5500	$ 202,624,876